UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: September 30, 2011 Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho            October 17, 2011

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     108
Form 13F Information Table Value Total:     481992
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      895 12466.28 SH       SOLE                 12466.28
Abbott Laboratories            COM              002824100     2455 48010.00 SH       SOLE                 48010.00
Alliance Data Sys Corp         COM              018581108    19671 212202.00SH       SOLE                212202.00
Ametek Inc                     COM              031100100    17598 533744.03SH       SOLE                533744.03
Amphenol Corp Cl A             COM              032095101    11801 289447.00SH       SOLE                289447.00
Apple Computer Inc             COM              037833100      478  1254.00 SH       SOLE                  1254.00
Aptargroup Inc                 COM              038336103    16100 360416.00SH       SOLE                360416.00
Automatic Data Processing      COM              053015103      580 12304.00 SH       SOLE                 12304.00
BP plc - Sponsored ADR         COM              055622104      210  5809.00 SH       SOLE                  5809.00
Bank Of America Corp           COM              060505104      246 40239.98 SH       SOLE                 40239.98
Baxter International Inc       COM              071813109     1203 21433.00 SH       SOLE                 21433.00
Becton, Dickinson & Co         COM              075887109     1505 20520.00 SH       SOLE                 20520.00
Bed Bath & Beyond Inc          COM              075896100    11635 203013.00SH       SOLE                203013.00
Berkshire Hathaway Inc Cl A    COM              084990175      214   200.00 SH       SOLE                   200.00
Broadcom Corp Cl A             COM              111320107      310  9300.00 SH       SOLE                  9300.00
C R Bard                       COM              067383109    14208 162307.00SH       SOLE                162307.00
C.H. Robinson Worldwide        COM              12541w209    12465 182046.00SH       SOLE                182046.00
Canadian National Railway Co   COM              136375102      253  3798.00 SH       SOLE                  3798.00
Capital One Financial Corp     COM              14040H105     1227 30964.00 SH       SOLE                 30964.00
Chevron Texaco Corp            COM              166764100     2951 31871.00 SH       SOLE                 31871.00
Church & Dwight Co Inc         COM              171340102     7957 180024.00SH       SOLE                180024.00
Cisco Systems Inc              COM              17275R102      675 43567.00 SH       SOLE                 43567.00
City National Corp             COM              178566105     4106 108750.00SH       SOLE                108750.00
Coca Cola Co                   COM              191216100      335  4959.00 SH       SOLE                  4959.00
Colgate-Palmolive Co           COM              194162103      568  6400.00 SH       SOLE                  6400.00
Costco Wholesale Corp          COM              22160K105     2923 35594.00 SH       SOLE                 35594.00
Covidien PLC New F             COM              g2554f113      576 13050.00 SH       SOLE                 13050.00
Danaher Corp                   COM              235851102    20868 497575.00SH       SOLE                497575.00
Darling Intn'l Inc             COM              237266101     1115 88550.00 SH       SOLE                 88550.00
Dentsply International Inc     COM              249030107     9358 304936.00SH       SOLE                304936.00
Donaldson Co                   COM              257651109    19824 361750.00SH       SOLE                361750.00
Dun & Bradstreet Corp          COM              26483E100     6740 110017.00SH       SOLE                110017.00
Ecolab Inc                     COM              278865100    13914 284601.00SH       SOLE                284601.00
Edwards Lifesciences           COM              28176E108     7028 98600.00 SH       SOLE                 98600.00
Emerson Electric               COM              291011104      211  5102.39 SH       SOLE                  5102.39
Equifax Inc                    COM              294429105    11107 361308.00SH       SOLE                361308.00
Exxon Mobil Corp               COM              30231G102     3995 55001.13 SH       SOLE                 55001.13
Fastenal Co.                   COM              311900104     8117 243900.00SH       SOLE                243900.00
Fidelity National Information  COM              31620M106     7397 304161.00SH       SOLE                304161.00
Fifth Third Bancorp            COM              316773100      252 24920.00 SH       SOLE                 24920.00
Fiserv, Inc                    COM              337738108    16847 331830.00SH       SOLE                331830.00
Ford Motor Company             COM              345370860      100 10345.00 SH       SOLE                 10345.00
General Electric Co            COM              369604103     2682 176226.03SH       SOLE                176226.03
Global Payments Inc.           COM              37940X102     9880 244609.00SH       SOLE                244609.00
Henry Schein Inc               COM              806407102    10666 172011.00SH       SOLE                172011.00
Honeywell Intn'l Inc           COM              438516106      667 15199.00 SH       SOLE                 15199.00
Hospira Inc                    COM              441060100     8889 240253.00SH       SOLE                240253.00
IHS Inc Cl A                   COM              451734107     9830 131395.00SH       SOLE                131395.00
ITT Corporation                COM              450911102     7015 167020.00SH       SOLE                167020.00
Idex Corp                      COM              45167R104    13903 446193.00SH       SOLE                446193.00
Int'l Business Machines        COM              459200101     3199 18293.00 SH       SOLE                 18293.00
Intel Corp                     COM              458140100      841 39396.62 SH       SOLE                 39396.62
J P Morgan Chase & Co          COM              46625H100     2099 69699.00 SH       SOLE                 69699.00
Johnson & Johnson              COM              478160104     2605 40909.00 SH       SOLE                 40909.00
Landstar System Inc            COM              515098101     8695 219789.00SH       SOLE                219789.00
Life Technologies Corp         COM              53217v109     6683 173891.00SH       SOLE                173891.00
M & T Bank Corp                COM              55261F104     4701 67250.00 SH       SOLE                 67250.00
MSC Industrial Direct Co Cl A  COM              553530106    13222 234175.00SH       SOLE                234175.00
McDonald's Corp                COM              580135101      431  4911.01 SH       SOLE                  4911.01
Micron Technology              COM              595112103      178 35342.00 SH       SOLE                 35342.00
Microsoft Corp                 COM              594918104      399 16019.00 SH       SOLE                 16019.00
Middleby Corporation           COM              596278101     1420 20150.00 SH       SOLE                 20150.00
Mylan Laboratories             COM              628530107      195 11500.00 SH       SOLE                 11500.00
New York Community Bancorp     COM              649445103      299 25100.00 SH       SOLE                 25100.00
Nike Inc Cl B                  COM              654106103      470  5495.00 SH       SOLE                  5495.00
Nordstrom Inc.                 COM              655664100      228  5000.00 SH       SOLE                  5000.00
Norfolk Southern Corp          COM              655844108      214  3500.00 SH       SOLE                  3500.00
Oracle Corp                    COM              68389X105     1370 47669.00 SH       SOLE                 47669.00
PNC Financial Serv. Group      COM              693475105      234  4852.00 SH       SOLE                  4852.00
PepsiCo, Inc                   COM              713448108     1053 17004.00 SH       SOLE                 17004.00
Pfizer Inc                     COM              717081103      401 22689.00 SH       SOLE                 22689.00
Proctor & Gamble Co            COM              742718109     2164 34259.00 SH       SOLE                 34259.00
Quest Diagnostics Inc          COM              74834L100     6761 136983.00SH       SOLE                136983.00
Robert Half Int'l Inc          COM              770323103     1594 75100.00 SH       SOLE                 75100.00
Rockwell Collins, Inc          COM              774341101    11368 215468.00SH       SOLE                215468.00
Roper Industries Inc           COM              776696106    10989 159472.00SH       SOLE                159472.00
Rovi Corp                      COM              779376102     2645 61550.00 SH       SOLE                 61550.00
Royal Dutch Shell PLC-ADR A    COM              780259206      315  5125.00 SH       SOLE                  5125.00
Sealed Air Corp                COM              81211K100      183 10950.00 SH       SOLE                 10950.00
Solera Holdings Inc            COM              83421A104     6838 135402.00SH       SOLE                135402.00
Teleflex Inc                   COM              879369106     4577 85116.00 SH       SOLE                 85116.00
Texas Instruments              COM              882508104      434 16300.00 SH       SOLE                 16300.00
Thermo Fisher Scientific Inc   COM              883556102    10868 214614.00SH       SOLE                214614.00
U.S. Bancorp                   COM              902973304     4640 197129.00SH       SOLE                197129.00
United Parcel Srvc Cl B        COM              911312106     1379 21842.00 SH       SOLE                 21842.00
United Technologies Corp       COM              913017109     3973 56469.00 SH       SOLE                 56469.00
Varian Medical Systems         COM              92220P105     3992 76525.00 SH       SOLE                 76525.00
Verisk Analytics Inc Cl A      COM              92345y106    10946 314816.00SH       SOLE                314816.00
Verizon Communications         COM              92343V104      233  6328.00 SH       SOLE                  6328.00
Wal-Mart Stores                COM              931142103      372  7160.00 SH       SOLE                  7160.00
Waters Corp                    COM              941848103     8149 107950.00SH       SOLE                107950.00
Wells Fargo & Co.              COM              949746101     2599 107749.29SH       SOLE                107749.29
Westamerica Bancorp            COM              957090103     3619 94450.00 SH       SOLE                 94450.00
Western Union Co               COM              959802109     6168 403396.00SH       SOLE                403396.00
Zions Bancorporation           COM              989701107     1623 115250.00SH       SOLE                115250.00
Financial Select Sector SPDR E COM              81369Y605      204 17275.0000SH      SOLE               17275.0000
Franklin Oregon Tax Free Incom COM              354723785      336 27792.8430SH      SOLE               27792.8430
Harbor International Fd Ins    COM              411511306      264 5272.0520SH       SOLE                5272.0520
IShares TR Barclays Aggregate  COM              464287226      220 1994.0000SH       SOLE                1994.0000
JP Morgan Mrtgage Bckd Secur   COM              4812C1215      145 12701.2740SH      SOLE               12701.2740
Janus Short Term Bd            COM              471023887       36 11826.5470SH      SOLE               11826.5470
LM CBA Fundamental Value fund  COM              8318J7102      126 11213.5720SH      SOLE               11213.5720
Metropolitan West Total Return COM              592905103      112 10735.5200SH      SOLE               10735.5200
Perkins Mid Cap Value Fund Inv COM              471023598      306 15376.6410SH      SOLE               15376.6410
SPDR Trust Series 1            COM              78462F103      249 2205.0000SH       SOLE                2205.0000
UMB Scout Intl Fund            COM              904199403      248 9316.5450SH       SOLE                9316.5450
Vanguard 500 Index Signal      COM              922908496      667 7749.0341SH       SOLE                7749.0341
Vanguard Interm Inv Admiral Sh COM              922031810      163 16202.8700SH      SOLE               16202.8700